Debt - Credit facilities (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 7,086,000,000
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.81%
Secured Debt | Secured credit facilities
Debt Instrument [Line Items]
Total debt principal	$ 5,662,000,000
Secured Debt | $400 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	400,000,000
Repayments before maturity	51,000,000
Final Repayment	84,000,000
Total debt principal	135,000,000
Book value of collateral vessels	$ 157,000,000
Secured Debt | $400 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Secured Debt | $2,000 million facility (NADL)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,000,000,000
Repayments before maturity	268,000,000
Final Repayment	640,000,000
Total debt principal	908,000,000
Book value of collateral vessels	$ 794,000,000
Secured Debt | $2,000 million facility (NADL) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $440 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 440,000,000
Repayments before maturity	24,000,000
Final Repayment	40,000,000
Total debt principal	64,000,000
Book value of collateral vessels	$ 58,000,000
Secured Debt | $440 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.25%
Secured Debt | $1,450 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,450,000,000
Repayments before maturity	87,000,000
Final Repayment	235,000,000
Total debt principal	322,000,000
Book value of collateral vessels	$ 337,000,000
Secured Debt | $1,450 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.20%
Secured Debt | $1,450 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Secured Debt | $360 facility (Asia Offshore Drilling)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 360,000,000
Repayments before maturity	78,000,000
Final Repayment	132,000,000
Total debt principal	210,000,000
Book value of collateral vessels	$ 201,000,000
Secured Debt | $360 facility (Asia Offshore Drilling) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.75%
Secured Debt | $300 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000
Repayments before maturity	48,000,000
Final Repayment	96,000,000
Total debt principal	144,000,000
Book value of collateral vessels	$ 111,000,000
Secured Debt | $300 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
Secured Debt | $1,750 million facility (Sevan Drilling)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,750,000,000
Repayments before maturity	316,000,000
Final Repayment	559,000,000
Total debt principal	875,000,000
Book value of collateral vessels	$ 910,000,000
Secured Debt | $1,750 million facility (Sevan Drilling) | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.50%
Secured Debt | $1,750 million facility (Sevan Drilling) | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.90%
Secured Debt | $450 million Eminence facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Repayments before maturity	60,000,000
Final Repayment	205,000,000
Total debt principal	265,000,000
Book value of collateral vessels	$ 290,000,000
Secured Debt | $450 million Eminence facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.50%
Secured Debt | Credit Facility $1,500 - 2014
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000,000
Repayments before maturity	355,000,000
Final Repayment	770,000,000
Total debt principal	1,125,000,000
Book value of collateral vessels	$ 1,051,000,000
Secured Debt | Credit Facility $1,500 - 2014 | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.38%
Secured Debt | Credit Facility $1,500 - 2014 | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Secured Debt | $1,350 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,350,000,000
Repayments before maturity	351,000,000
Final Repayment	594,000,000
Total debt principal	945,000,000
Book value of collateral vessels	$ 917,000,000
Secured Debt | $1,350 million facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $950 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 950,000,000
Repayments before maturity	207,000,000
Final Repayment	359,000,000
Total debt principal	566,000,000
Book value of collateral vessels	$ 659,000,000
Secured Debt | $950 million facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.12%
Secured Debt | $950 million facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Secured Debt | $450 million facility (2015)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 450,000,000
Repayments before maturity	63,000,000
Final Repayment	40,000,000
Total debt principal	103,000,000
Book value of collateral vessels	$ 186,000,000
Secured Debt | $450 million facility (2015) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.85%
Secured Debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Total debt principal	$ 655,000,000
Secured Debt | $390 million facility (SFL Deepwater)
Debt Instrument [Line Items]
Maximum borrowing capacity	390,000,000
Repayments before maturity	60,000,000
Final Repayment	144,000,000
Total debt principal	204,000,000
Book value of collateral vessels	286,000,000
Secured Debt | $375 million facility (SFL Hercules)
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000
Repayments before maturity	61,000,000
Final Repayment	149,000,000
Total debt principal	210,000,000
Book value of collateral vessels	343,000,000
Secured Debt | $475 million facility (SFL Linus)
Debt Instrument [Line Items]
Maximum borrowing capacity	475,000,000
Repayments before maturity	62,000,000
Final Repayment	179,000,000
Total debt principal	241,000,000
Book value of collateral vessels	$ 194,000,000